Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss available to shareholders of the Company - basic (in Dollars)	$ (9,061)	$ (1,989)	$ (2,824)
Net loss available to shareholders of the Company - diluted (in Dollars)	$ (9,061)	$ (1,989)	$ (2,824)
Denominator
Weighted average number of ordinary shares - basic	8,222,890	3,023,327	1,494,333
Effect of dilutive securities
Dilutive effect of non-vested shares	8,222,890	3,023,327	1,494,333
Denominator for diluted net loss per share
Losses per share — basic (in Dollars per share)	$ (1.1)	$ (0.66)	$ (1.89)
Losses per share — diluted (in Dollars per share)	$ (1.1)	$ (0.66)	$ (1.89)